INTANGIBLE ASSETS AND GOODWILL - Schedule of Goodwill Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Goodwill [Roll Forward]
Goodwill, net, beginning balance	$ 126,148	$ 126,563
Foreign currency translation	266	(415)
Business combination	191
Goodwill, net, ending balance	$ 126,605	$ 126,148